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The NextGen Trend and Defend ETF
FUND SUMMARY: The NextGen Trend and Defend ETF
Investment Objectives:
The NextGen Trend and Defend ETF (the “Fund”) seeks capital appreciation with a secondary objective of generating positive returns in significant market declines.
Fees and Expenses of the Fund:

This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The NextGen Trend and Defend ETF The NextGen Trend and Defend ETF
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%	[1]
Acquired Fund Fees and Expenses	0.11%	[2]
Total Annual Fund Operating Expenses	1.11%
Fee Waiver and Expense Reimbursement	0.11%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	1.00%	[3]
[1]	Other Expenses are estimated for the Fund’s initial fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s initial fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2023, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 0.89% of the average daily net assets attributable to the Fund’s shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
The NextGen Trend and Defend ETF | The NextGen Trend and Defend ETF | USD ($)	102	342

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve the Fund’s investment objective by investing in other ETFs. The Fund will invest in (1) ETFs that seek to track the performance of the S&P 500 Index, (2) ETFs that seek to provide the daily inverse return of the S&P 500 Index, or (3) Short Term U.S. Treasury ETFs (each an “Underlying ETF” and collectively, the “Underlying ETFs”).

The adviser utilizes rules-based, quantitative methodology to determine which Underlying ETF to invest the Fund’s assets in. The adviser’s quantitative methodology considers exponential averages (measurement of trend directions over a specific time period or data set), price discovery data (process by which buyers and sellers interact to determine the fair market price of an asset or a new established price), volatility, and probability when determining to buy, sell, or hold a security. The adviser’s methodology identifies three types of trends: (1) positive, (2) negative, or (3) neutral. A positive trend occurs when the exponential average increases. When the adviser’s methodology signals a positive trend, the adviser will invest the Fund’s assets in an Underlying ETF that seeks to track the performance of the S&P 500 Index. A neutral trend occurs when either an existing positive or negative signal changes or a stop-loss is triggered. When the adviser’s methodology signals a neutral trend, the adviser will invest the Fund’s assets in Short Term U.S. Treasury ETFs. A negative trend occurs when the exponential average decreases or a stop-loss is triggered. When the adviser’s methodology signals a negative trend, the adviser will invest the Fund’s assets in an Underlying ETF that seeks to provide the inverse daily return of the S&P 500 Index. The adviser will sell an Underlying ETF when the Underlying ETF’s net asset value increases/decreases three percent from its purchase price (“stop-loss”). A stop-loss is an order placed with a broker to buy/sell a specific security once the security reaches a certain price. A stop-loss is designed to limit an investor’s loss on a security.

PRINCIPAL RISKS:

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s Net Asset Value (“NAV”) and performance.

●	Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to the special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Inverse Risk: Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the Index’s price rises – a result that is the opposite from traditional mutual funds and exchange traded funds. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Limited History of Operations Risk: The Fund is a new ETF and has a limited history of operations for investors to evaluate.

●	Low Short-Term Interest Rates Risk: During market conditions in which short-term interest rates are at low levels, the Underlying Fund’s yield can be very low, and may have a negative yield (i.e., it may lose money on an operating basis).

●	Management Risk: The adviser’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

●	Model Risk: Like all quantitative analysis, the adviser’s investment model carries a risk that the model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s model. No assurance can be given that the fund will be successful under all or any market conditions.

●	Underlying Fund Risk: Other investment companies including ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying ETFs is subject to its own specific risks, but the adviser expects the principal investment risks of such Underlying ETFs will be similar to the risks of investing in the Fund.

●	U.S. Treasury Risk. The Fund has investment exposure to short-term U.S. Treasury securities through its investment in short-term treasury exchange-traded funds. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency.

Performance:

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.